Share equity incentive plans - Schedule of Activity of Restricted Stock Units (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at the beginning of the year (in shares)	967,797	132,500
Granted (in shares)	2,678,036	880,022
Vested (in shares)	(319,516)	(10,354)
Forfeited (in shares)	(459,337)	(34,371)
Outstanding at the end of the year (in shares)	2,866,980	967,797
Unvested RSUs (in shares)	2,866,980	967,797
Outstanding at the beginning of the year, weighted average fair value at grant date (in dollars per share)	$ 18.97	$ 7.60
Granted, weighted average fair value at grant date (in dollars per share)	10.66	20.41
Vested, weighted-average fair value grant date (in dollars per share)	17.91	11.15
Forfeited, weighted average fair value at grant date (in dollars per share)	15.06	14.46
Outstanding at the end of the year, weighted average fair value at grant date (in dollars per share)	12.06	18.97
Unvested RSUs, weighted average fair value at grant date (in dollars per share)	$ 12.06	$ 18.97